Restricted and Performance Stock and, Restricted and Performance Unit, Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance	173,509	64,623	134,389
Granted, Number of Shares	230,096	205,463	2,363
Vested, Number of Shares	(95,336)	(85,323)	(57,926)
Cancelled/forfeited, Number of Shares	(68,571)	(11,254)	(14,203)
Outstanding, Ending Balance	239,698	173,509	64,623
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Grant Date Fair Value, beginning balance	$ 25.38	$ 11.37	$ 15.95
Granted, Weighted Average Exercise Price	$ 26.40	$ 27.37	$ 15.30
Vested, Weighted Average Exercise Price	$ 23.15	$ 19.36	$ 21.90
Cancelled/forfeited, Weighted Average Grant Date Fair Value	$ 27.43	$ 26.89	$ 12.43
Weighted Average Grant Date Fair Value, Ending Balance	$ 26.65	$ 25.38	$ 11.37
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance	45,518	126,416	67,485
Granted, Number of Shares	0	0	91,378
Vested, Number of Shares	(31,456)	(79,014)	(22,500)
Cancelled/forfeited, Number of Shares	(2,651)	(1,884)	(9,947)
Outstanding, Ending Balance	11,411	45,518	126,416
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Grant Date Fair Value, beginning balance	$ 24.14	$ 27.32	$ 18.06
Granted, Weighted Average Exercise Price	$ 0.00	$ 0.00	$ 15.40
Vested, Weighted Average Exercise Price	$ 25.92	$ 27.87	$ 15.24
Cancelled/forfeited, Weighted Average Grant Date Fair Value	$ 24.60	$ 25.03	$ 15.76
Weighted Average Grant Date Fair Value, Ending Balance	$ 24.60	$ 24.14	$ 27.32
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance	105,929	100,828	136,298
Granted, Number of Shares	145,508	81,489	2,363
Vested, Number of Shares	(111,703)	(56,830)	0
Cancelled/forfeited, Number of Shares	(30,575)	(19,558)	(37,833)
Outstanding, Ending Balance	109,159	105,929	100,828
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Grant Date Fair Value, beginning balance	$ 26.92	$ 16.29	$ 16.59
Granted, Weighted Average Exercise Price	$ 25.78	$ 42.72	$ 18.65
Vested, Weighted Average Exercise Price	$ 7.96	$ 23.24
Cancelled/forfeited, Weighted Average Grant Date Fair Value	$ 42.11	$ 48.62	$ 17.53
Weighted Average Grant Date Fair Value, Ending Balance	$ 40.55	$ 26.92	$ 16.29
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance	84,539	145,023	67,485
Granted, Number of Shares	32,498	0	91,378
Vested, Number of Shares	(74,845)	(57,948)	0
Cancelled/forfeited, Number of Shares	(7,953)	(2,536)	(13,840)
Outstanding, Ending Balance	34,239	84,539	145,023
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Grant Date Fair Value, beginning balance	$ 39.78	$ 35.41	$ 27.53
Granted, Weighted Average Exercise Price			$ 19.94
Vested, Weighted Average Exercise Price	$ 31.17	$ 24.68
Cancelled/forfeited, Weighted Average Grant Date Fair Value	$ 49.20	$ 25.03	$ 20.12
Weighted Average Grant Date Fair Value, Ending Balance	$ 49.20	$ 39.78	$ 35.41